Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill consisted of the following:

(In thousands)	Goodwill
Balance as of December 31, 2020	$164,194
Measurement period adjustment—Thrasys	(4,124)
Measurement period adjustment—BHS	(663)
Business acquisition of TTC	57,574
Measurement period adjustment—TTC	780
Business acquisition of Glocal	91,871
Measurement period adjustment—Glocal	24,575
Business acquisition of Innovations Group	143,730
Measurement period adjustment—Innovations Group	(76)
Business acquisition of Cloudbreak	110,968
Measurement period adjustment—Cloudbreak	(3,658)
Impairment	(297,930)
Foreign exchange	(2,973)

Balance as of December 31, 2021	284,268
Measurement period adjustments	5,403
Goodwill reclassified to assets held for sale (see Note 4)	(35,353)
Impairments	(94,643)

Balance as of December 31, 2022	$159,675